Revolving term credit facilities (Details) $ in Millions		3 Months Ended
	Mar. 20, 2017 USD ($) item	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Credit Facility
Revolving term credit facility
Term of credit facility		5 years
Maximum borrowing capacity		$ 1,000.0
Amount outstanding		0.0	$ 0.0
Debt issuance costs capitalised		$ 3.0	2.5
Credit Facility | Bottom
Revolving term credit facility
Bankers acceptance period under credit facility		30 days
Stamping fee (as a percent)		1.10%
Standby fee (as a percent)		0.22%
Credit Facility | Top
Revolving term credit facility
Bankers acceptance period under credit facility		180 days
Stamping fee (as a percent)		2.20%
Standby fee (as a percent)		0.44%
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		0.10%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)		1.20%
Credit Facility | LIBOR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		1.10%
Credit Facility | LIBOR | Top
Revolving term credit facility
Spread on variable rate (as a percent)		2.20%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		0.10%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)		1.20%
FNBC Credit Facility
Revolving term credit facility
Maturity period	1 year
Maximum borrowing capacity	$ 100.0
Proceeds from draw of Credit Facility		$ 20.0
Repayment of credit facility		20.0
Amount outstanding		0.0	0.0
Number of additional extensions available | item	1
Extension period available	1 year
Debt issuance costs capitalised		$ 0.1	$ 0.1